Financial Risks - Summary Of Maturity Analysis For Derivative Financial Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	€ 4,374	€ 6,855
Cash outflows	(6,812)	(8,607)
Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	51,245	55,034
Cash outflows	(49,471)	(54,263)
Not later than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	129	222
Cash outflows	(67)	(123)
Not later than 1 year [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	14,646	18,933
Cash outflows	(14,766)	(19,794)
1-5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	783	1,014
Cash outflows	(332)	(417)
1-5 years [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	7,024	6,154
Cash outflows	(6,367)	(6,435)
Over 5 through 10 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	1,033	1,635
Cash outflows	(543)	(789)
Over 5 through 10 years [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	10,658	10,862
Cash outflows	(9,890)	(9,807)
Over 10 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	2,428	3,984
Cash outflows	(5,870)	(7,278)
Over 10 years [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	18,916	19,084
Cash outflows	€ (18,447)	€ (18,227)